GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Opening Balance	$ 10	$ 9	$ 8
Paid guarantee benefits	(3)	(2)	(2)
Other changes in reserve	0	3	3
Closing Balance	7	10	9
Guaranteed Minimum Death Benefit [Member]
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Opening Balance	8	7	6
Paid guarantee benefits	(3)	(2)	(2)
Other changes in reserve	0	3	3
Closing Balance	5	8	7
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Ceded [Roll Forward]
Opening Balance	5	4	3
Paid Guaranteed Benefits	(1)
Other changes in reserve	1	1	1
Closing Balance	5	5	4
Guaranteed Minimum Income Benefit [Member]
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Opening Balance	2	2	2
Paid guarantee benefits	0	0	0
Other changes in reserve	0	0	0
Closing Balance	2	2	2
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Ceded [Roll Forward]
Closing Balance	$ 2